Note 21 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 176,039	$ 146,249
Liabilities, fair value	176,039	146,249
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	3,533,366	2,657,540
Liabilities, fair value	3,436,491	2,561,421
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	106,850	104,951
Liabilities, fair value	109,033	107,368
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	109,033
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	176,039
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	3,436,491
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Total loans	132,242	88,581
Assets, fair value	132,242	88,581
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	132,242
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Securities [member]
Statement Line Items [Line Items]
Total loans	167,940	141,564
Assets, fair value	167,940	141,564
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	167,940
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Loans, net [member]
Statement Line Items [Line Items]
Total loans	3,850,404	2,992,678
Assets, fair value	3,837,599	2,963,676
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	3,837,599
Derivatives [member]
Statement Line Items [Line Items]
Total loans	1,517	0
Assets, fair value	1,517	0
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	1,517
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Other financial assets [member]
Statement Line Items [Line Items]
Total loans	953	953
Assets, fair value	953	$ 953
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	$ 953